UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	Municipal Bonds	(000)	Value
Alabama - 2.9%	Huntsville, Alabama, Health Care Authority Revenue Bonds,
	Series B, 5.75%, 6/01/12 (a)	$15,000	$16,551,450
Arizona - 6.7%	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue
	Refunding Bonds, AMT, Series 2007-1, 5.25%, 8/01/38 (b)(c)	5,213	5,135,002
	Pima County, Arizona, IDA, Education Revenue Bonds (American
	Charter Schools Foundation), Series A, 5.625%, 7/01/38	4,590	4,038,466
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	10,280	8,739,748
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	14,395	11,971,458
	Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale
	Healthcare), 5.80%, 12/01/11 (a)	7,000	7,711,620
			37,596,294
California - 17.1%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C,
	6.30%, 6/01/55 (d)	17,855	349,244
	California State, GO, Refunding, 5%, 6/01/32	11,670	11,430,415
	California State, GO, Refunding, 5%, 6/01/34	7,000	6,817,300
	California Statewide Communities Development Authority, Health
	Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%,
	10/01/33	5,000	4,925,900
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.09%, 1/15/32 (d)	54,635	11,645,450
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.019%, 1/15/34 (d)	20,535	3,836,554
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.09%, 1/15/38 (d)	75,000	10,492,500
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1,
	6.625%, 6/01/13 (a)	10,000	11,371,700
	Lincoln, California, Special Tax Bonds (Community Facilities District
	Number 2003-1), 6%, 9/01/13 (a)	3,115	3,558,763
	Los Angeles, California, Regional Airports Improvement
	Corporation, Facilities Lease Revenue Refunding Bonds
	(LAXFUEL Corporation - Los Angeles International Airport),
	AMT, 5.50%, 1/01/32 (e)	13,320	13,044,675
	Murrieta, California, Community Facilities District Number 2, Special
	Special Tax Bonds (The Oaks Improvement Area Project),
	Series A, 6%, 9/01/34	5,000	4,833,600
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Authority	S/F	Single-Family
HDA	Housing Development Authority	SIFMA	Securities Industry and Financial Markets
Association

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	$10,565	$10,125,707
	West Valley Mission Community College District, California, GO
	(Election of 2004), Series A, 4.75%, 8/01/30 (f)	4,015	3,950,399
			96,382,207
Colorado - 1.8%	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (f)	1,440	1,451,505
	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (f)	2,545	2,515,096
	Denver, Colorado, Health and Hospital Authority, Healthcare Revenue
	Bonds, Series A, 6%, 12/01/11 (a)	3,500	3,849,580
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.50%, 12/01/37	2,530	2,307,613
			10,123,794
District of Columbia - 7.2%	District of Columbia Revenue Bonds (Georgetown University),
	Series A, 6.013%, 4/01/11 (a)(d)(g)	15,600	3,287,388
	District of Columbia Revenue Bonds (Georgetown University),
	Series A, 6.015%, 4/01/11 (a)(d)(g)	51,185	10,160,222
	District of Columbia, Revenue Refunding Bonds (Friendship Public
	Charter School, Inc.), 5.25%, 6/01/33 (h)	2,390	1,975,717
	District of Columbia Tobacco Settlement Financing Corporation, Asset-
	Backed Revenue Refunding Bonds, 6.75%, 5/15/40	25,535	25,267,648
			40,690,975
Florida - 9.8%	Heritage Isle at Viera Community Development District, Florida,
	Special Assessment Bonds, Series A, 6%, 5/01/35	1,905	1,855,336
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), Series A,
	6%, 11/15/11 (a)	9,670	10,675,293
	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration
	Project), AMT, Series A, 7.875%, 12/15/25	9,000	9,016,650
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	11,685	11,886,449
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 4.75%, 10/01/32 (i)	10,830	10,092,585
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	3,830	3,832,987
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, 5.625%, 5/01/22	7,965	7,796,461
			55,155,761
Georgia - 1.2%	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38	3,500	3,190,670
	Richmond County, Georgia, Development Authority, Environmental
	Improvement Revenue Refunding Bonds (International Paper Co.
	Projects), AMT, Series A, 6%, 2/01/25	4,000	3,648,600
			6,839,270
Idaho - 3.2%	University of Idaho, Student Fee Revenue Bonds (University Housing
	Improvement Projects), 5.40%, 4/01/11 (a)(j)	16,970	18,163,161

BlackRock Municipal Income Trust
Schedule of Investments as of July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Illinois - 8.5%	Bolingbrook, Illinois, GO, Refunding, Series B, 6%, 1/01/33 (d)(j)	$7,120	$1,796,590
	Bolingbrook, Illinois, GO, Refunding, Series B, 6%, 1/01/34 (d)(j)	14,085	3,309,693
	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (k)	4,630	4,229,737
	Illinois Educational Facilities Authority, Revenue Refunding Bonds
	(University of Chicago), Series A, 5.25%, 7/01/41	760	766,194
	Illinois Educational Facilities Authority, Student Housing Revenue
	Bonds (Education Advancement Fund - University Center Project at
	DePaul), 6.25%, 5/01/12 (a)	10,000	11,227,000
	Illinois Health Facilities Authority, Revenue Refunding Bonds
	(Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,000	4,929,850
	Illinois Health Facilities Authority, Revenue Refunding Bonds
	(Elmhurst Memorial Healthcare), 5.625%, 1/01/28	6,000	5,864,640
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	4.50%, 2/01/35 (j)	7,975	7,000,216
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	1,685	1,325,808
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	2,885	2,777,130
	Illinois State Finance Authority Revenue Bonds (Northwestern
	Memorial Hospital), Series A, 5.50%, 8/15/14 (a)	3,700	4,112,365
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	1,675	494,041
			47,833,264
Indiana - 6.1%	Indiana Health Facilities Financing Authority, Hospital Revenue
	Refunding Bonds (Methodist Hospital, Inc.), 5.50%, 9/15/31	9,000	7,833,510
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
	Project), AMT, 5.90%, 12/01/24	10,000	9,531,900
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
	Project), AMT, 5.95%, 12/01/29	16,000	15,095,840
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	2,305	2,061,315
			34,522,565
Kentucky - 0.2%	Kentucky Housing Corporation, Housing Revenue Bonds, AMT,
	Series F, 5.45%, 1/01/32 (l)(m)	1,365	1,276,015
Louisiana - 2.1%	Louisiana Local Government Environmental Facilities and
	Community Development Authority, Revenue Bonds (Capital
	Projects and Equipment Acquisition Program), 6.55%, 9/01/25 (h)	9,215	8,787,147
	Saint Tammany Parish, Louisiana, Financing Authority, S/F
	Mortgage Revenue Bonds (Home Ownership Program),
	Series A, 5.25%, 12/01/39 (b)(c)	3,187	3,114,926
			11,902,073
Maryland - 0.6%	Maryland State Community Development Administration,
	Department of Housing and Community Development, Residential
	Revenue Refunding Bonds, AMT, Series A, 4.65%, 9/01/32	2,665	2,180,690
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,205	1,163,693
			3,344,383

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	$4,230	$3,795,156
Mississippi - 3.3%	Gulfport, Mississippi, Hospital Facility Revenue Bonds (Memorial
	Hospital at Gulfport Project), Series A, 5.75%, 7/01/31	18,680	18,514,682
Missouri - 0.1%	Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds (Plum Point Project), 4.60%, 1/01/36	695	577,024
Nebraska - 1.2%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 4.75%, 2/01/44	6,990	6,579,687
Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	5,260	5,049,390
New Hampshire - 1.3%	New Hampshire Health and Education Facilities Authority Revenue
	Bonds (Exeter Hospital Obligated Group), 5.75%, 10/01/31	3,500	3,512,075
	New Hampshire State Business Finance Authority, PCR, Refunding
	(Public Service Company Project), AMT, Series B,
	4.75%, 5/01/21 (g)	4,000	3,706,560
			7,218,635
New Jersey - 7.9%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	3,680	3,073,904
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	18,500	17,325,805
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill
	Reclamation Improvement District Project), 6.50%, 4/01/28	8,000	7,924,640
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
	Inc. Project), AMT, 7%, 11/15/30	15,410	12,039,217
	Tobacco Settlement Financing Corporation of New Jersey, Asset-
	Backed Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	4,620	4,120,763
			44,484,329
New York - 4.5%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	1,820	1,376,776
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 8%, 8/01/28	5,000	4,382,000
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	22,140	18,759,886
	New York Liberty Development Corporation Revenue Bonds (Goldman
	Sachs Headquarters), 5.25%, 10/01/35	675	689,749
			25,208,411
North Carolina - 3.5%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum
	Company Project), AMT, 5.75%, 8/01/35	12,130	9,412,637
	North Carolina Capital Facilities Finance Agency, Revenue
	Refunding Bonds (Duke University Project),
	Series B, 4.25%, 7/01/42	12,550	10,529,701
			19,942,338
Ohio - 2.3%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds
	(Prairie State Energy Campus Project), Series A, 5%, 2/15/38	7,150	6,810,947

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	$3,120	$2,773,462
	Pinnacle Community Infrastructure Financing Authority, Ohio,
	Revenue Bonds, Series A, 6.25%, 12/01/36	3,760	3,444,160
			13,028,569
Oklahoma - 1.7%	Oklahoma State Development Finance Authority, Revenue Refunding
	Bonds (Saint John Health System), 5%, 2/15/42	3,505	3,299,081
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	7,175	6,515,905
			9,814,986
Pennsylvania - 4.3%	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%,
	11/01/41	6,500	6,437,145
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT,
	Series A, 6.75%, 12/01/36	15,580	15,622,689
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 97A, 4.60%, 10/01/27	2,500	2,109,375
			24,169,209
South Carolina - 6.8%	Lexington County, South Carolina, Health Services District Inc.,
	Hospital Revenue Refunding and Improvement Bonds,
	5.50%, 11/01/13 (a)	5,000	5,477,000
	Lexington County, South Carolina, Health Services District Inc.,
	Hospital Revenue Refunding and Improvement Bonds,
	5.75%, 11/01/13 (a)	10,000	11,073,000
	Scago Education Facilities Corporation for Chesterfield County
	School District, South Carolina, Revenue Refunding Bonds,
	5%, 12/01/29 (o)	6,345	6,254,520
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	5,075	5,122,604
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (a)	9,000	10,486,430
			38,413,554
Tennessee - 2.6%	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.70%, 1/01/20 (d)(f)	20,825	11,244,459
	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Saint Jude Children's
	Research Hospital), 5%, 7/01/25	3,475	3,474,861
			14,719,320
Texas - 15.2%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	LLC Project), AMT, Series A, 8.25%, 10/01/30	4,370	4,308,908
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 6.065%, 11/15/35 (d)(g)	5,000	891,400

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	Municipal Bonds	(000)	Value
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series A, 5.832%, 11/15/38 (d)(g)	$12,580	$1,871,904
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.97%, 11/15/37 (d)(g)	26,120	4,089,870
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/13 (a)(g)	50	54,122
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/31 (g)	2,345	2,301,031
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	Series A, 5%, 5/15/13 (a)(g)	5	5,412
	Lower Colorado River Authority, Texas, Transmission Contract
	Revenue Refunding Bonds (LCRA Transmission Services Corp. Project),
	4.75%, 5/15/34 (e)	13,305	12,459,068
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (g)	1,700	1,616,207
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	12,180	12,327,378
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/25	6,540	6,214,504
	Texas State Affordable Housing Corporation, M/F Housing Revenue
	Bonds (Amern Opportunity Housing Portfolio), Series B,
	8%, 3/01/32 (p)	4,435	443,766
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.07%, 8/15/32 (d)(e)	35,000	8,009,050
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.08%, 8/15/33 (d)(e)	62,325	13,315,736
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.08%, 8/15/34 (d)(e)	65,040	13,065,235
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (e)	5,000	4,774,400
			85,747,991
Virginia - 0.4%	Virginia Commonwealth Transportation Board, Transportation
	Contract Revenue Refunding Bonds (U.S. Route 28 Project), 5.287%,
	4/01/32 (d)	8,105	2,173,113
Washington - 0.8%	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (Providence Health System), Series A,
	4.625%, 10/01/34 (j)	5,095	4,569,094
West Virginia - 0.4%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 5%, 6/01/29 (g)	2,070	2,033,051
Wisconsin - 6.9%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	7,500	7,625,475
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Froedtert and Community Health), 5.375%,
	10/01/11 (a)	12,545	13,647,706

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	Municipal Bonds	(000)	Value
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Froedtert and Community Health), 5.375%,
	10/01/30	$1,205	$1,220,810
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.),
	5.75%, 2/15/12 (a)	15,000	16,552,650
			39,046,641
Wyoming - 0.8%	Wyoming Community Development Authority, Housing Revenue Bonds,
	AMT, Series 3, 4.65%, 12/01/27	2,765	2,356,250
	Wyoming Community Development Authority, Housing Revenue Bonds,
	AMT, Series 3, 4.70%, 12/01/32	2,605	2,143,186
			4,499,436
Multi-State - 8.0%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (k)(q)	11,000	11,336,050
	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (k)(q)	1,000	1,032,720
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (k)(q)	6,500	6,960,395
	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (k)(q)	16,000	17,746,400
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (k)(q)	8,000	8,213,120
			45,288,685
Puerto Rico - 1.0%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (o)	5,000	5,118,300
	Total Municipal Bonds - 142.0%		800,372,813
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)
Alabama - 0.8%	Birmingham, Alabama, Special Care Facilities Financing Authority,
	Revenue Refunding Bonds (Ascension Health Credit),
	Series C-2, 5%, 11/15/36	4,548	4,387,472
California - 1.9%	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series B, 5.25%, 7/01/39 (f)	6,223	5,957,051
	University of California Revenue Bonds, Series C, 4.75%, 5/15/37 (g)	5,000	4,722,600
			10,679,651
Colorado -3.5%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (f)	7,604	7,531,422
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (f)	4,859	4,786,663
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (f)	2,878	2,885,215
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (f)	4,994	4,992,194
			20,195,494
Connecticut - 3.3%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series T-1, 4.70%, 7/01/29	9,404	9,400,862
	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series X-3, 4.85%, 7/01/37	9,358	9,378,236
			18,779,098

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (r)	(000)	Value
Illinois - 2.8%	Chicago, Illinois, Housing Authority, Capital Program Revenue
	Refunding Bonds, 5%, 7/01/24 (f)	$8,234	$8,438,934
	Chicago, Illinois, O'Hare International Airport Revenue Refunding
	Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (f)	7,648	7,251,486
			15,690,420
Massachusetts - 1.2%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	6,763	6,708,889
New York - 1.0%	New York State Environmental Facilities Corporation, State Clean
	Water and Drinking Revenue Bonds (New York City Water
	Project), Series B, 5%, 6/15/31	5,370	5,411,027
Ohio - 3.2%	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B,
	4.80%, 1/01/34 (j)(s)	18,818	18,069,543
Virginia - 3.2%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	10,755	10,955,151
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (g)	6,810	6,861,143
			17,816,294
Washington - 1.6%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds,
	Series A, 5%, 11/01/32 (f)	5,460	5,524,100
	King County, Washington, Sewer Revenue Refunding Bonds,
	5%, 1/01/36 (f)	3,613	3,607,819
			9,131,919
	Total Municipal Bonds Transferred to Tender Option Bond
	Trusts - 22.5%		126,869,807
	Total Long-Term Investments (Cost - $955,993,376) - 164.5%		927,242,620

	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (n)(t)	5,500,000	5,500,000
	Total Short-Term Securities (Cost - $5,500,000) - 1.0%		5,500,000
	Total Investments (Cost - $961,493,376*) - 165.5%		932,742,620
	Other Assets Less Liabilities - 1.1%		6,262,731
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (14.6)%		(82,170,250)
	Preferred Shares, at Redemption Value - (52.0)%		(293,259,911)
	Net Assets Applicable to Common Shares - 100.0%		$563,575,190

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$879,243,906
Gross unrealized appreciation	$22,720,305
Gross unrealized depreciation	(51,184,617)
Net unrealized depreciation	$(28,464,312)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	FHLMC Collateralized.

(c)	FNMA/GNMA Collateralized.

(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.

(e)	AMBAC Insured.

(f)	FSA Insured.

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2008 (Unaudited)

(g)	MBIA Insured.

(h)	ACA Insured.

(i)	XL Capital Insured.

(j)	FGIC Insured.

(k)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(l)	FHA Insured.

(m)	FNMA Collateralized.

(n)	Represents the current yield as of report date.

(o)	Assured Guaranty Insured.

(p)	Issuer filed for bankruptcy or is in default of interest payments.

(q)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(r)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(s)	BHAC Insured.

(t)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	2,900,000	$340,576

  Forward interest rate swaps outstanding as of July 31, 2008 were as follows:

	Notional
	Amount	Unrealized
	(000)	(Depreciation)
Pay a fixed rate of 3.639% and receive a floating rate
based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires September 2018	$48,310	$(793,009)

Pay a fixed rate of 3.762% and receive a floating rate
based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires October 2023	$50,000	(475,500)

Pay a fixed rate of 3.919% and receive a floating rate
based on 1-week SIFMA Municipal Swap Index Rate
Broker, Citibank NA
Expires September 2028	$17,160	(308,605)
Total		$(1,577,114)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 19, 2008